Liabilities related to business combinations and to non-controlling interests	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Liabilities related to business combinations and to non-controlling interests	Liabilities related to business combinations and to non-controlling interests
For a description of the nature of the liabilities reported in the line item Liabilities related to business combinations and to non-controlling interests, refer to Note B.8.5. The principal acquisitions are described in Notes D.1. and D.2.
The liabilities related to business combinations and to non-controlling interests shown in the table below are level 3 instruments under the IFRS 7 fair value hierarchy (see Note D.12.).
Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent consideration (European Vaccines business)	Shire contingent consideration arising from the acquisition of Translate Bio	Contingent consideration arising from acquisition of Amunix	Other	Total(a)
Balance at January 1, 2022	59	269	354	—	32	714
New transactions	—	—	—	156	—	156
Payments made	(29)	(79)	—	—	(28)	(136)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	(9)	14	2	(2)	—	5
Other movements	—	—	—	—	—	—
Currency translation differences	5	—	24	11	—	40
Balance at December 31, 2022	26	204	380	165	4	779
New transactions	—	—	—	—	—	—
Payments made	(21)	(77)	—	(69)	—	(167)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	(5)	—	74	45	—	114
Other movements	—	—	—	—	—	—
Currency translation differences	—	—	(13)	(4)	—	(17)
Balance at December 31, 2023	—	127	441	137	4	709
New transactions	—	—	—	—	—	—
Payments made	—	(70)	—	—	(1)	(71)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	—	16	94	—	1	109
Other movements	—	—	—	(137)	(3)	(139)
Currency translation differences	—	(1)	33	—	—	33
Balance at December 31, 2024	—	72	568	—	1	641
(a)Portion due after more than one year: €569 million as of December 31, 2024 (€501 million as of December 31, 2023 and €674 million as of December 31,
2022); portion due within less than one year: €72 million as of December 31, 2024 (€208 million as of December 31, 2023 and €105 million as of December 31, 2022).
(b)Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.
As of December 31, 2024, Liabilities related to business combinations and to non-controlling interests mainly comprised:
•the MSD contingent consideration liability arising from the 2016 acquisition of the Sanofi Pasteur activities carried on within the former Sanofi Pasteur MSD joint venture, which amounted to €72 million as of December 31, 2024, €127 million as of December 31, 2023 and €204 million as of December 31, 2022 (see Note D.12.). The fair value of this contingent consideration is determined by applying the royalty percentage stipulated in the contract to discounted sales projections;
•a contingent consideration liability towards Shire Human Genetic Therapies Inc. (Shire) arising from Sanofi’s acquisition of
Translate Bio in September 2021. In a business combination carried out in December 2016 and predating the acquisition of control by Sanofi, Translate Bio (then called Rana Therapeutics, Inc.) acquired from Shire the intellectual property rights relating to the latter’s Messenger RNA Therapeutics (MRT) program. As of December 31, 2024, Shire was entitled to receive the following potential payments:
–milestone payments contingent on the launch of products based on MRT technology, and on the attainment of a specified level of sales of those products, and
–a percentage of sales of those products.
The fair value of the Shire liability was measured at €568 million as of December 31, 2024, compared with €441 million as of December 31, 2023 and €380 million as of December 31, 2022; it was determined by applying the contractual terms to development and sales projections which were weighted to reflect the probability of success, and discounted. If the discount rate were to fall by one percentage point, the fair value of the Shire liability would increase by approximately 13%;
•Following the exclusive licensing agreement on the ProXTen technology platform entered into with Vir Biotechnology in
September 2024 , Inc., Sanofi no longer has any contingent consideration liability arising from the acquisition of Amunix in
2022 . The fair value of that contingent consideration liability was €137 million as of December 31, 2023 and €165 million as of
December 31, 2022.
•The Bayer contingent consideration liability arising from Sanofi’s acquisition of Genzyme in 2011 was extinguished during 2023 in accordance with the contractual terms.
The table below sets forth the maximum amount of contingent consideration payable in respect of already-marketed products:

December 31, 2024		Payments due by period
(€ million)	Total	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years
Commitments relating to contingent consideration in connection with business combinations	72	72	—	—	—
The nominal amount of contingent consideration was €133 million as of December 31, 2023 and €604 million as of December 31,
2022.